CONSOLIDATED STATEMENT OF CASH FLOWS	11 Months Ended
Dec. 31, 2020 USD ($)
Cash Flows from Operating Activities:
Net Loss	$ (132,204,768)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrants	128,463,731
Transaction costs allocated to warrant liability	286,189
Interest earned on marketable securities held in Trust Account	(355,909)
Changes in operating assets and liabilities:
Prepaid expenses	(159,476)
Accounts payable and accrued expenses	2,789,052
Income taxes payable	14,632
Net cash used in operating activities	(1,166,549)
Cash Flows from Investing Activities:
Investment of cash into Trust Account	(414,000,000)
Cash withdrawn from Trust Account to pay taxes	22,000
Net cash used in investing activities	(413,978,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B common stock to Sponsor	25,000
Proceeds from sale of Units, net of underwriting discounts paid	405,720,000
Proceeds from sale of Private Placement Warrants	10,280,000
Proceeds from promissory note - related party	191,000
Repayment from promissory note - related party	(191,000)
Payment of offering costs	(721,852)
Net cash provided by financing activities	415,303,148
Net Change in Cash	158,599
Cash - Beginning of period	0
Cash - End of period	158,599
Supplementary cash flow information:
Cash paid for income taxes	22,000
Non-Cash financing activities:
Initial classification of Class A common stock subject to possible redemption	395,812,140
Change in value of Class A common stock subject to possible redemption	(139,559,310)
Deferred underwriting fee payable	$ 14,490,000